Organization and Business Operations - Financing (Details) - USD ($)			9 Months Ended	12 Months Ended
	May 14, 2019	May 10, 2019	Dec. 31, 2019	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants			$ 9,500,000
Number of warrants to purchase shares issued			6,333,334	6,333,334
Amount deposited in trust account			$ 400,000,000
Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares issued			40,000,000
Amount deposited in trust account	$ 400,000,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from issuance of warrants		$ 9,500,000		$ 9,500,000
Number of warrants to purchase shares issued	6,333,334		6,333,334	6,333,334
Amount deposited in trust account				$ 400,000,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	5,000,000		5,000,000